UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Croteau Investment Management, Inc.
Address: 100 First Stamford Place

         Stamford, CT  06902

13F File Number:  28-4873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Garnet R. Croteau
Title:     President
Phone:     203-961-8034

Signature, Place, and Date of Signing:

     Garnet R. Croteau     Stamford, CT     February 19, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $129,337 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M CO                       cs                  885535104     2868    29860 SH       SOLE                    29860
AMERICAN EXPRESS            cs                  025816109     3341    24750 SH       SOLE                    24750
AMERICAN INT'L GRP          cs                  026874107    10249   117887 SH       SOLE                   117887
AOL TIME WARNER             cs                  00184A105     2167    20825 SH       SOLE                    20825
AT&T LIBERTY MEDIA GROUP    cs                  530718204     3037    81400 SH       SOLE                    81400
CISCO SYSTEMS               cs                  17275R102    17839   260190 SH       SOLE                   260190
COCA COLA                   cs                  191216100     5192   107600 SH       SOLE                   107600
COMPAQ                      cs                  204493100     7368   322118 SH       SOLE                   322118
DISNEY WALT                 cs                  254687106     5526   212550 SH       SOLE                   212550
ELI LILLY                   cs                  532457108     3492    54400 SH       SOLE                    54400
FISERV                      cs                  337738108     5822   179144 SH       SOLE                   179144
GENERAL ELECTRIC            cs                  369604103    12538   105750 SH       SOLE                   105750
HOUSEHOLD INTERNATIONAL     cs                  441815107     2919    72750 SH       SOLE                    72750
INTEL CORP.                 cs                  458140100    19589   263600 SH       SOLE                   263600
JP MORGAN CHASE             cs                  46624E405     3486    46250 SH       SOLE                    46250
LEHMAN BROS.                cs                  524903100      746    12775 SH       SOLE                    12775
MOTOROLA INC.               cs                  620076109     3324    37775 SH       SOLE                    37775
PFIZER                      cs                  717081103     3315    92400 SH       SOLE                    92400
PHILIP MORIS                cs                  717081103     2046    59850 SH       SOLE                    59850
WARNER LAMBERT CO.          cs                  934488107     4087    61575 SH       SOLE                    61575
WORLDCOM INC.               cs                  98157D106    10386   144500 SH       SOLE                   144500